Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 11, 2016
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Mar. 11, 2016
Document Effective Date	Mar. 11, 2016
Prospectus Date	Feb. 29, 2016
SunAmerica Income Explorer Fund | Class A Shares
Prospectus:
Trading Symbol	IEAAX
SunAmerica Income Explorer Fund | Class C Shares
Prospectus:
Trading Symbol	IEACX
SunAmerica Income Explorer Fund | Class W Shares
Prospectus:
Trading Symbol	IEAWX